Property, Equipment and Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Property Equipment And Intangible Assets [Abstract]
Summary of Components of Property, Equipment and Intangible assets

	Land, buildings and construction	Furniture and equipment	Intangible assets	Construc- tion in progress	Total

At initial/revalued cost
31 December 2022	64,517	98,994	31,519	81	195,111
Additions	18,019	24,258	4,744	2,028	49,049
Acquisitions of subsidiaries	12	5,229	20,255	-	25,496
Disposals	(59)	(2,208)	(3,530)	(135)	(5,932)
31 December 2023	82,489	126,273	52,988	1,974	263,724

Additions	17,338	38,431	7,452	23,332	86,553
Disposals	(1,705)	(3,348)	(709)	(2,635)	(8,397)
Acquisition of subsidiary	-	-	41,853	-	41,853
Transfer	9,368	701	373	(10,442)	-

31 December 2024	107,490	162,057	101,957	12,229	383,733

Accumulated depreciation and impairment
31 December 2022	9,800	37,255	16,216	-	63,271
Charge for the year	2,658	18,103	5,338	-	26,099
Acquisitions of subsidiaries	1	512	-	-	513
Disposals	(57)	(265)	(183)	-	(505)
31 December 2023	12,402	55,605	21,371	-	89,378

Charge for the year	3,560	20,426	4,618	-	28,604
Disposals	(349)	(3,073)	(116)	-	(3,538)
Transfer	1	(1)	-	-	-

31 December 2024	15,614	72,957	25,873	-	114,444
Net book value
31 December 2024	91,876	89,100	76,084	12,229	269,289

31 December 2023	70,087	70,668	31,617	1,974	174,346